NC SLF Inc.
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2023
(dollars in thousands)

Portfolio Company (1) (2)	Footnotes	Investment	Spread Above Reference Rate (3)	Interest Rate (3)	Maturity Date	Par Amount	Amortized Cost	Fair Value	% of Net Assets (5)
Investments
Debt Investments
Air Freight & Logistics
Kenco Group, Inc.	(4)	First Lien Term Loan	S + 5.00%	10.40%	11/15/2029	14,909	14,641	14,872	4.61%
Kenco Group, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.00%	10.40%	11/15/2029	2,479	(44)	(6)	0.00%
Total Air Freight & Logistics							14,597	14,866	4.61%

Auto Components
Randys Holdings, Inc.	(4) (7)	First Lien Term Loan	S + 6.50%	11.90%	11/1/2028	13,027	12,792	12,858	3.98%
Randys Holdings, Inc. (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 6.50%	11.90%	11/1/2028	4,375	-	(56)	-0.02%
Total Auto Components							12,792	12,802	3.96%

Automobiles
American Auto Auction Group	(4)	First Lien Term Loan	S + 5.00%	10.40%	12/30/2027	10,547	10,465	9,776	3.03%
Total Automobiles							10,465	9,776	3.03%

Chemicals
Ascensus Specialties	(4) (7)	First Lien Term Loan	S + 4.35%	9.67%	6/30/2028	14,182	13,967	13,311	4.12%
Chroma Color Corporation (dba Chroma Color)	(4)	First Lien Term Loan	S + 5.75%	11.15%	4/21/2029	3,060	3,002	3,003	0.93%
Chroma Color Corporation (dba Chroma Color) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.75%	11.15%	4/21/2029	667	(6)	(12)	0.00%
Total Chemicals							16,963	16,302	5.05%

Commercial Services & Supplies
Integrated Power Services	(4)	First Lien Term Loan	S + 4.50%	9.82%	11/22/2028	5,005	4,977	5,005	1.55%
Phaidon International	(4) (8)	First Lien Term Loan	S + 5.50%	10.82%	8/22/2029	18,457	18,297	18,166	5.63%
Total Commercial Services & Supplies							23,274	23,171	7.18%

Construction & Engineering
MEI Rigging & Crating	(4) (11)	First Lien Term Loan	S + 6.50%	11.82%	6/29/2029	5,540	5,430	5,433	1.68%
MEI Rigging & Crating (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.50%	11.82%	6/29/2029	877	(4)	(17)	-0.01%
WSB Engineering Holdings	(4) (11)	First Lien Term Loan	S + 6.00%	11.40%	8/31/2029	3,156	3,109	3,109	0.96%
WSB Engineering Holdings (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.00%	11.40%	8/31/2029	2,104	(16)	(31)	-0.01%
Total Construction & Engineering							8,519	8,494	2.62%

Construction Materials
Sciens Building Solutions, LLC	(4) (7)	First Lien Term Loan	S + 5.75%	11.15%	12/15/2027	10,043	9,892	9,703	3.01%
Sciens Building Solutions, LLC (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 5.75%	11.15%	12/15/2027	5,295	2,727	2,585	0.80%
Total Construction Materials							12,619	12,288	3.81%

Containers & Packaging
Five Star Packing	(4) (11)	First Lien Term Loan	S + 4.25%	9.65%	5/5/2029	5,550	5,479	5,490	1.70%
Impact Parent Corporation (d/b/a Impact Environmental Group)	(4)	First Lien Term Loan	S + 6.00%	11.47%	3/23/2029	3,642	3,571	3,576	1.11%
Impact Parent Corporation (d/b/a Impact Environmental Group) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.00%	11.47%	3/23/2029	1,701	1,489	1,466	0.45%
Impact Parent Corporation (d/b/a Impact Environmental Group) (Incremental)	(4) (11)	First Lien Term Loan	S + 6.00%	11.47%	3/23/2029	746	732	733	0.23%
Impact Parent Corporation (d/b/a Impact Environmental Group) (Second Amendment Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.00%	11.47%	3/23/2029	3,294	(16)	(60)	-0.02%
Pelican Products	(7) (10)	First Lien Term Loan	S + 4.25%	9.65%	12/29/2028	7,860	7,798	7,474	2.32%
Resource Label Group	(7) (10)	First Lien Term Loan	S + 4.25%	9.57%	7/7/2028	4,866	4,854	4,586	1.42%
Spartech	(4) (7)	First Lien Term Loan	S + 4.75%	10.15%	5/8/2028	9,849	9,849	8,301	2.57%
Total Containers & Packaging							33,756	31,566	9.78%

Distributors
RTH Buyer LLC (dba Rhino Tool House)	(4)	First Lien Term Loan	S + 6.25%	11.72%	4/4/2029	4,689	4,600	4,650	1.44%
RTH Buyer LLC (dba Rhino Tool House) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.72%	4/4/2029	1,096	526	522	0.16%
Total Distributors							5,126	5,172	1.60%

Diversified Consumer Services
Apex Services Partners, LLC (Delayed Draw) (Incremental)	(4) (7)	First Lien Term Loan	S + 5.50%	10.90%	7/31/2025	4,838	4,823	4,838	1.50%
Apex Services Partners, LLC (Incremental)	(4) (7) (11)	First Lien Term Loan	S + 5.50%	10.90%	7/31/2025	4,838	4,807	4,838	1.50%
Excel Fitness	(4) (11)	First Lien Term Loan	S + 5.25%	10.65%	4/27/2029	11,880	11,761	11,470	3.55%
Total Diversified Consumer Services							21,391	21,146	6.55%

Diversified Financial Services
KRIV Acquisition	(4) (11)	First Lien Term Loan	S + 6.50%	11.90%	7/6/2029	9,824	9,555	9,537	2.96%
KRIV Acquisition (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.50%	11.90%	7/6/2029	1,466	(18)	(43)	-0.01%
Total Diversified Financial Services							9,537	9,494	2.95%

Electronic Equipment, Instruments & Components
Infinite Bidco LLC (Infinite Electronics) (Incremental)	(4) (7)	First Lien Term Loan	S + 6.25%	11.72%	3/2/2028	2,517	2,450	2,451	0.76%
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS)	(4)	First Lien Term Loan	S + 6.50%	11.90%	1/19/2029	6,983	6,858	6,926	2.15%
INS Intermediate II, LLC (Ergotech Controls, Inc. – d/b/a INS) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.50%	11.90%	1/19/2029	1,732	(31)	(14)	0.00%
Total Electronic Equipment, Instruments & Components							9,277	9,363	2.91%

Energy Equipment & Services
Ovation Holdings, Inc.	(4)	First Lien Term Loan	S + 6.25%	11.65%	2/3/2029	7,048	6,905	6,938	2.15%
Ovation Holdings, Inc. (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.65%	2/3/2029	1,665	535	528	0.16%
Total Energy Equipment & Services							7,440	7,466	2.31%

Food Products
Bakeovations Intermediate, LLC (d/b/a Commercial Bakeries)	(4) (8) (11)	First Lien Term Loan	S + 6.25%	11.65%	9/25/2029	7,431	7,283	7,283	2.26%
Total Food Products							7,283	7,283	2.26%

Gas Utilities
D&H United Fueling Solutions	(4) (11)	First Lien Term Loan	S + 5.50%	10.90%	9/16/2028	7,322	7,196	7,075	2.19%
D&H United Fueling Solutions (Delayed Draw)	(4)	First Lien Term Loan	S + 5.50%	10.90%	9/16/2028	2,330	2,311	2,252	0.70%
D&H United Fueling Solutions (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S + 6.00%	11.40%	9/16/2028	1,090	(5)	(16)	0.00%
D&H United Fueling Solutions (Incremental)	(4) (11)	First Lien Term Loan	S + 6.00%	11.40%	9/16/2028	2,417	2,370	2,380	0.74%
Total Gas Utilities							11,872	11,691	3.63%

Health Care Providers & Services
Forefront Dermatology	(7) (10) (11)	First Lien Term Loan	S + 4.25%	9.57%	4/2/2029	3,887	3,821	3,869	1.20%
Forefront Dermatology (Delayed Draw)	(7) (10)	First Lien Term Loan	S + 4.25%	9.57%	4/2/2029	728	728	725	0.22%
Gastro Health	(4)	First Lien Term Loan	S + 4.50%	9.82%	7/3/2028	8,275	8,227	7,989	2.48%
PromptCare	(4) (7)	First Lien Term Loan	S + 6.00%	11.32%	9/1/2027	9,238	9,135	9,110	2.82%
PromptCare (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 6.00%	11.32%	9/1/2027	2,436	1,426	1,405	0.45%
Sandlot Buyer, LLC (Prime Time Healthcare)	(4)	First Lien Term Loan	S + 6.00%	11.47%	9/19/2028	19,000	18,491	18,630	5.77%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners)	(4)	First Lien Term Loan	S + 5.75%	11.07%	10/5/2029	7,784	7,632	7,688	2.38%
SCP Eye Care Holdco, LLC (DBA EyeSouth Partners) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 5.75%	11.07%	10/5/2029	2,542	1,204	1,173	0.36%
Soliant Health	(10)	First Lien Term Loan	S + 4.11%	9.43%	3/31/2028	7,270	7,261	7,276	2.25%
Total Health Care Providers & Services							57,925	57,865	17.93%

Health Care Technology
Acclaim MidCo, LLC (dba ClaimLogiQ)	(4)	First Lien Term Loan	S + 6.25%	11.65%	6/13/2029	3,888	3,812	3,814	1.18%
Acclaim MidCo, LLC (dba ClaimLogiQ) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.65%	6/13/2029	1,559	(7)	(30)	-0.01%
Total Health Care Technology							3,805	3,784	1.17%

Household Durables
All My Sons	(4) (11)	First Lien Term Loan	S + 4.75%	10.07%	10/25/2028	5,868	5,822	5,776	1.79%
Petmate	(7) (10)	First Lien Term Loan	L + 5.50%	11.23%	9/15/2028	12,786	12,687	8,388	2.60%
Total Household Durables							18,509	14,164	4.39%

Industrial Conglomerates
ISG Merger Sub, LLC (dba Industrial Service Group)	(4)	First Lien Term Loan	S + 6.25%	11.65%	12/7/2028	5,724	5,620	5,678	1.76%
ISG Merger Sub, LLC (dba Industrial Service Group) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.65%	12/7/2028	2,980	1,185	1,174	0.36%
Total Industrial Conglomerates							6,805	6,852	2.12%

Insurance
Accession Risk Management Group, Inc. (fka RSC Acquisition) (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.50%	10.90%	11/1/2026	11,329	11,329	11,065	3.43%
Patriot Growth Insurance Service (Delayed Draw) (Incremental)	(4) (6) (7)	First Lien Term Loan	S + 5.75%	11.15%	10/14/2028	8,969	5,759	5,589	1.73%
Total Insurance							17,088	16,654	5.16%

Internet and Direct Marketing Retail
Xpressmyself.com LLC (a/k/a SmartSign)	(4)	First Lien Term Loan	S + 5.50%	10.90%	9/7/2028	7,326	7,264	7,187	2.23%
XpressMyself.com LLC (a/k/a SmartSign) (Incremental)	(4)	First Lien Term Loan	S + 5.75%	11.15%	9/7/2028	2,686	2,634	2,661	0.82%
Total Internet and Direct Marketing Retail							9,898	9,848	3.05%

IT Services
Evergreen Services Group	(4) (7)	First Lien Term Loan	S + 6.25%	11.65%	6/15/2029	9,117	8,959	8,856	2.74%
Evergreen Services Group (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 6.25%	11.65%	6/15/2029	2,181	2,163	2,119	0.66%
Total IT Services							11,122	10,975	3.40%

Leisure Products
TouchTunes Interactive	(4)	First Lien Term Loan	S + 5.00%	10.47%	4/2/2029	7,574	7,509	7,511	2.33%
Total Leisure Products							7,509	7,511	2.33%

Machinery
Hyperion	(4)	First Lien Term Loan	S + 4.50%	9.82%	8/28/2028	4,261	4,247	4,261	1.32%
Total Machinery							4,247	4,261	1.32%

Personal Products
Protective Industrial Products (“PIP”)	(4) (7)	First Lien Term Loan	S + 5.00%	10.32%	12/29/2027	2,355	2,265	2,355	0.73%
Total Personal Products							2,265	2,355	0.73%

Pharmaceuticals
Wellspring Pharmaceutical	(4)	First Lien Term Loan	S + 6.00%	11.47%	8/22/2028	3,387	3,330	3,281	1.02%
Wellspring Pharmaceutical (Delayed Draw)	(4)	First Lien Term Loan	S + 5.75%	11.22%	8/22/2028	1,575	1,565	1,526	0.47%
Wellspring Pharmaceutical (Delayed Draw) (Incremental)	(4) (6)	First Lien Term Loan	S + 6.00%	11.47%	8/22/2028	7,975	(36)	(104)	-0.03%
Wellspring Pharmaceutical (Incremental)	(4)	First Lien Term Loan	S + 6.00%	11.47%	8/22/2028	2,652	2,602	2,617	0.81%
Total Pharmaceuticals							7,461	7,320	2.27%

Professional Services
AG Group Holdings, Inc.	(10)	First Lien Term Loan	S + 4.00%	9.32%	12/29/2028	10,377	10,358	10,255	3.18%
ALKU Intermediate Holdings, LLC	(4)	First Lien Term Loan	S + 6.25%	11.57%	5/22/2029	3,987	3,909	3,912	1.21%
KENG Acquisition	(4) (7) (11)	First Lien Term Loan	S + 6.25%	11.65%	8/1/2029	4,668	4,598	4,601	1.43%
KENG Acquisition (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 6.25%	11.65%	8/1/2029	4,497	569	516	0.16%
LSCS Holdings Inc.	(10)	First Lien Term Loan	S + 4.61%	9.93%	12/16/2028	11,112	11,066	10,975	3.40%
Orion Group FM Holdings	(4) (11)	First Lien Term Loan	S + 6.25%	11.65%	7/3/2029	7,771	7,656	7,661	2.37%
Orion Group FM Holdings (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.65%	7/3/2029	5,828	(14)	(83)	-0.03%
Total Professional Services							38,142	37,837	11.72%

Software
BusinesSolver	(4) (7)	First Lien Term Loan	S + 5.50%	10.90%	12/1/2027	8,847	8,780	8,774	2.72%
BusinesSolver (Delayed Draw)	(4) (6) (7)	First Lien Term Loan	S + 5.50%	10.90%	12/1/2027	2,416	197	185	0.06%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	11.15%	4/15/2027	1,284	1,275	1,219	0.38%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	11.15%	4/15/2027	287	286	272	0.08%
Revalize (Delayed Draw)	(4) (7)	First Lien Term Loan	S + 5.75%	11.15%	4/15/2027	4,999	4,986	4,746	1.47%
Total Software							15,524	15,196	4.71%

Transportation Infrastructure
FSK Pallet Holding Corp. (DBA Kamps Pallets)	(4) (11)	First Lien Term Loan	S + 5.50%	10.90%	12/23/2026	8,663	8,521	8,420	2.61%
Transit Buyer LLC (dba“Propark”)	(4)	First Lien Term Loan	S + 6.25%	11.72%	1/31/2029	5,909	5,803	5,859	1.82%
Transit Buyer LLC (dba“Propark”) (Delayed Draw)	(4) (6)	First Lien Term Loan	S + 6.25%	11.72%	1/31/2029	2,699	(48)	(22)	-0.01%
Total Transportation Infrastructure							14,276	14,257	4.42%

Total Debt Investments							419,487	409,759	126.97%

Cash Equivalents	(9)						31,090	31,090	9.63%
Total Investments							$450,577	$440,849	136.60%

(1) All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act classifies investments based on the level of control that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when the Company owns 25% or less of the portfolio company’s voting securities and “controlled” when the Company owns more than 25% of the portfolio company’s voting securities. The 1940 Act also classifies investments further based on the level of ownership that the Company maintains in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when the Company owns less than 5% of a portfolio company’s voting securities and “affiliated” when the Company owns 5% or more of a portfolio company’s voting securities.

(2) Unless otherwise indicated, issuers of debt held by the Company are domiciled in the United States.
(3) The majority of the investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate ("SOFR" or "S"), which reset monthly or quarterly. For each such investment, the Company has provided the spread over SOFR and the current contractual interest rate in effect at September 30, 2023. As of September 30, 2023, rate for 1M S, 3M S, 6M S, 12 M S are 5.32%, 5.40%, 5.47%, and 5.47% respectively. As of September 30, 2023, one investment, Petmate, bear interest at rates determined by London Interbank Offered Rate ("LIBOR"). The rate set for each contract was determined prior to the cessation of LIBOR. The effective LIBOR rate for Petmate, as of September 30, 2023, was 5.73%. Certain investments are subject to a SOFR/LIBOR floor. For fixed rate loans, a spread above a reference rate is not applicable.

(4) Investment valued using unobservable inputs (Level 3).
(5) Percentage is based on net assets of $322,717 as of September 30, 2023
(6) Position is an unfunded loan commitment, and no interest is being earned. The investment may be subject to an unused/letter of credit facility fee.
(7) Investment is a unitranche position.
(8) This portfolio company is not domiciled in the United States.  The principal place of business for Phaidon International is the United Kingdom and the principal place of business for Bakeovations, LLC (d/b/a Commercial Bakeries) is Canada.

(9) Cash equivalents balance represents amounts held in interest-bearing money market funds issued by U.S. Bank National Association and by First American Government Obligations Fund - Class Z.
(10) Investments valued using observable inputs (Level 2)
(11) Denotes that all or a portion of the assets are owned by SPV I (as defined in Note 1 “Organization”). SPV I entered into a loan and security agreement (the “ABL Facility”) on April 27, 2023. The lenders of the ABL Facility have a first lien security interest in substantially all of the assets of SPV I. Accordingly, such assets are not available to creditors of the Fund.